DEPOSITS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
DEPOSITS AND OBLIGATIONS [Abstract]
Schedule of Detailed Information of Deposits and Obligations
a)	This item consists of the following:

	2024	2023
	S/(000)	S/(000)

Saving deposits	59,757,825	52,375,813
Demand deposits	52,590,952	48,229,323
Time deposits (c)	44,116,438	41,290,011
Severance indemnity deposits	2,996,020	3,185,603
Bank’s negotiable certificates	1,101,347	1,194,653
Total	160,562,582	146,275,403
Interest payable	1,279,484	1,429,591
Total	161,842,066	147,704,994

Schedule of Detailed Information of Non-interest Bearing and Interest-bearing Deposits and Obligations
b)	The amounts of non-interest-bearing and interest-bearing deposits and obligations without consider accrued interest are presented below:

	2024	2023
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	42,057,905	37,627,288
In other countries	5,102,286	4,607,210
	47,160,191	42,234,498

Interest-bearing -
In Peru	104,085,586	94,452,833
In other countries	9,316,805	9,588,072
	113,402,391	104,040,905
Total	160,562,582	146,275,403

Schedule of Detailed Information of Balances of time Deposits by Maturity
c)	The balance of time deposits classified by maturity is as follows:

	2024	2023
	S/(000)	S/(000)

Up to 3 months	27,772,950	23,975,997
From 3 months to 1 year	10,886,485	11,420,212
From 1 to 3 years	1,754,547	2,472,740
From 3 to 5 years	478,235	327,136
More than 5 years	3,224,221	3,093,926
Total	44,116,438	41,290,011